Financial Risk Management (Financial Risk Factors, Maturity Analysis for Financial Liabilities) (Details) - Liquidity risk [member] - Undiscounted cash flow [member] - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Borrowings	¥ 606,157	¥ 546,432
Bill payables		5,000
Trade payables	1,908,457	2,123,904
Other payables	789,567	563,682
Amounts due to related parties	3,725,278	3,030,490
Derivative financial instruments	1,516
Total financial liabilities	7,030,975	6,269,508
Not later than one year [member]
Disclosure of financial liabilities [line items]
Borrowings	606,157	546,432
Bill payables		5,000
Trade payables	1,908,457	2,123,904
Other payables	789,567	563,682
Amounts due to related parties	3,725,278	3,030,490
Derivative financial instruments	1,516
Total financial liabilities	7,030,975	6,269,508
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Borrowings	0	0
Bill payables		0
Trade payables	0	0
Other payables	0	0
Amounts due to related parties	0	0
Derivative financial instruments	0
Total financial liabilities	0	0
Later than two years and not later than five years [member]
Disclosure of financial liabilities [line items]
Borrowings	0	0
Bill payables		0
Trade payables	0	0
Other payables	0	0
Amounts due to related parties	0	0
Derivative financial instruments	0
Total financial liabilities	0	0
Later than five years [member]
Disclosure of financial liabilities [line items]
Borrowings	0	0
Bill payables		0
Trade payables	0	0
Other payables	0	0
Amounts due to related parties	0	0
Derivative financial instruments	0
Total financial liabilities	¥ 0	¥ 0